Note 12 Financial assets at fair value through other comprehensive income (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of Financial assets at fair value through other comprehensive income [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	€ 1,382	€ 1,217
Debt securities at fair value through other comprehensive income	59,284	60,963
Loans and advances to credit institutions at fair value through other comprehensive income	25	26
Financial assets at fair value through other comprehensive income	60,691	62,205
of which loss allowances of debt securities	€ (129)	€ (84)